TAXATION - Provision for Income Taxes (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)
Deferred:
Deferred	¥ 10,939	$ 1,717	¥ (4,853)	¥ 6,714
Provision for income tax expenses	(59,108)	$ (9,275)	1,062	12,917
PRC.
Current:
Current	(70,284)		3,641	6,198
Deferred:
Deferred	14,396		1,065	6,156
US
Current:
Current	237		2,274	5
Deferred:
Deferred	¥ (3,457)		¥ (5,918)	¥ 558